Details to the consolidated cash flow statements (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement [line items]
(Increase) in inventories	$ (533)	$ (247)	$ (235)
(Increase) in trade receivables	(569)	(204)	(229)
(Decrease)/Increase in trade payables	309	58	(587)
Change in other current assets	403	(180)	460
Change in other current liabilities	891	816	505
Other adjustments, net	(2)	1	9
Total	$ 499	$ 244	$ (77)